Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Aug. 01, 2025	Jul. 30, 2025	May 31, 2025	Apr. 30, 2025
Derivative Instruments
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 21.6
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments
Cash collateral for interest rate swap contracts	0.4
Derivative, notional amount	300.0	$ 400.0	$ 0.5	$ 400.0	$ 300.0
Derivative notional amount paid	$ 1.7